Templeton Institutional Funds
Statement of Investments, March 31, 2020 (unaudited)
Foreign Smaller Companies Series
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 95.4%
	Argentina 0.8%
[a]	Livent Corp.	Chemicals	743,000	$3,900,750
	Bahamas 0.8%
	OneSpaWorld Holdings Ltd.	Diversified Consumer Services	972,905	3,949,994
[a]	OneSpaWorld Holdings Ltd., wts., 3/19/24	Diversified Consumer Services	202,835	135,900
				4,085,894
	Belgium 1.6%
	Barco NV	Electronic Equipment, Instruments & Components	48,808	7,455,446
	Kinepolis Group NV	Entertainment	12,600	457,522
				7,912,968
	Bermuda 0.7%
	Axis Capital Holdings Ltd.	Insurance	86,330	3,336,655
	Brazil 2.8%
	Camil Alimentos SA	Food Products	4,013,500	6,016,755
	Grendene SA	Textiles, Apparel & Luxury Goods	2,093,100	3,033,099
	M Dias Branco SA	Food Products	784,200	4,391,586
				13,441,440
	Canada 4.3%
	Canaccord Genuity Group Inc.	Capital Markets	1,331,038	4,094,774
[a,b]	Canada Goose Holdings Inc.	Textiles, Apparel & Luxury Goods	98,800	1,975,298
	Canadian Western Bank	Banks	421,297	5,797,885
	Computer Modelling Group Ltd.	Energy Equipment & Services	1,490,904	4,056,954
	The North West Co. Inc.	Food & Staples Retailing	299,400	4,769,128
				20,694,039
	China 3.9%
[a]	Goodbaby International Holdings Ltd.	Household Durables	14,477,600	1,587,323
	Greatview Aseptic Packaging Co. Ltd.	Containers & Packaging	6,539,200	2,024,351
	Hollysys Automation Technologies Ltd.	Electronic Equipment, Instruments & Components	382,200	4,930,380
[a]	Shanghai Haohai Biological Technology Co. Ltd., H	Biotechnology	616,600	2,314,442
	Xiabuxiabu Catering Management China Holdings Co. Ltd.	Hotels, Restaurants & Leisure	3,342,500	2,556,677
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	15,942,215	5,243,710
				18,656,883
	Denmark 0.5%
	Matas AS	Specialty Retail	396,909	2,499,474
	Finland 2.5%
	Fiskars OYJ Abp	Household Durables	121,674	1,277,430
	Huhtamaki OYJ	Containers & Packaging	277,936	8,896,393
	Outotec OYJ	Machinery	464,390	1,711,685
				11,885,508
	France 2.0%
	Beneteau SA	Leisure Products	385,635	2,538,935
	Maisons du Monde SA	Specialty Retail	18,004	142,056
	Nexans SA	Electrical Equipment	119,413	3,551,737
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
[a]	Solutions 30 SE	IT Services	438,500	$3,313,542
				9,546,270
	Germany 6.8%
	Gerresheimer AG	Life Sciences Tools & Services	146,825	9,256,029
	Grand City Properties SA	Real Estate Management & Development	291,139	6,092,882
	Jenoptik AG	Electronic Equipment, Instruments & Components	241,995	3,906,055
	Rational AG	Machinery	15,576	8,235,187
	Stabilus SA	Machinery	152,049	5,485,533
				32,975,686
	Greece 0.3%
	JUMBO SA	Specialty Retail	105,364	1,431,268
	Hong Kong 4.2%
	Johnson Electric Holdings Ltd.	Electrical Equipment	1,735,241	2,730,672
	Techtronic Industries Co. Ltd.	Machinery	1,376,500	8,930,875
	Value Partners Group Ltd.	Capital Markets	8,343,000	3,572,812
	VTech Holdings Ltd.	Communications Equipment	701,100	5,068,803
				20,303,162
	India 0.4%
	DCB Bank Ltd.	Banks	1,496,501	1,888,460
	Indonesia 0.7%
[a]	PT XL Axiata Tbk	Wireless Telecommunication Services	29,388,600	3,603,752
	Italy 5.2%
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	89,696	2,715,307
	Interpump Group SpA	Machinery	350,146	8,409,875
[a]	Marr SpA	Food & Staples Retailing	170,687	2,419,410
[a]	Sanlorenzo SpA/Ameglia	Leisure Products	412,137	4,637,509
	Technogym SpA	Leisure Products	1,073,197	7,000,125
				25,182,226
	Japan 28.0%
	Anicom Holdings Inc.	Insurance	262,200	8,740,406
	Asahi Co. Ltd.	Specialty Retail	261,500	2,728,188
	Asics Corp.	Textiles, Apparel & Luxury Goods	624,700	5,802,923
	Bunka Shutter Co. Ltd.	Building Products	403,100	2,942,336
	Daibiru Corp.	Real Estate Management & Development	585,900	4,859,573
	Dowa Holdings Co. Ltd.	Metals & Mining	100,600	2,646,310
	en-japan Inc.	Professional Services	162,000	3,045,832
	Fuji Oil Holdings Inc.	Food Products	401,200	9,729,226
	Hoshino Resorts REIT Inc.	Equity Real Estate Investment Trusts (REITs)	905	2,793,807
	Hosokawa Micron Corp.	Machinery	85,200	3,790,804
	Idec Corp.	Electrical Equipment	345,500	4,401,274
	IDOM Inc.	Specialty Retail	1,061,300	3,878,292
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	79,600	7,401,553
	MEITEC Corp.	Professional Services	219,400	8,772,328
  |  2

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
	Morita Holdings Corp.	Machinery	226,800	$3,507,075
	Nichiha Corp.	Building Products	364,200	6,935,530
	Nihon Parkerizing Co. Ltd.	Chemicals	341,600	3,557,506
	Nissei Asb Machine Co., Ltd.	Machinery	163,000	4,759,124
	Qol Co. Ltd.	Food & Staples Retailing	577,300	7,112,581
	Seria Co. Ltd.	Multiline Retail	135,800	3,946,023
	Square Enix Holdings Co. Ltd.	Entertainment	151,800	6,810,498
	Tadano Ltd.	Machinery	396,700	2,855,045
	Taiyo Holdings Co. Ltd.	Chemicals	76,400	2,891,329
	TechnoPro Holdings Inc.	Professional Services	129,800	6,119,169
	Tsumura & Co.	Pharmaceuticals	425,100	10,878,006
	Zojirushi Corp.	Household Durables	315,700	4,347,498
				135,252,236
	Netherlands 5.7%
	Aalberts NV	Machinery	93,041	2,228,434
	Accell Group NV	Leisure Products	177,689	2,462,007
	Arcadis NV	Construction & Engineering	257,915	4,148,959
	Flow Traders	Capital Markets	298,525	8,984,071
	Intertrust NV	Professional Services	539,146	6,784,712
	PostNL NV	Air Freight & Logistics	2,370,793	2,999,098
				27,607,281
	South Korea 1.5%
	BNK Financial Group Inc.	Banks	806,971	2,935,583
	DGB Financial Group Inc.	Banks	1,136,422	4,278,536
				7,214,119
	Spain 0.9%
	Construcciones y Auxiliar de Ferrocarriles SA	Machinery	137,681	4,283,922
	Sweden 4.1%
	Cloetta AB, B	Food Products	1,068,602	2,516,197
	Dometic Group AB	Auto Components	948,813	4,195,988
	Granges AB	Metals & Mining	832,061	4,080,027
[c]	The Thule Group AB, Reg S	Leisure Products	524,193	9,027,193
				19,819,405
	Switzerland 5.0%
	Bucher Industries AG	Machinery	32,753	8,628,389
	Landis+Gyr Group AG	Electronic Equipment, Instruments & Components	55,914	3,823,771
	Logitech International SA	Technology Hardware, Storage & Peripherals	157,900	6,778,647
	Tecan Group AG	Life Sciences Tools & Services	17,168	5,139,224
				24,370,031
	Taiwan 7.2%
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,885,037	7,194,725
	Giant Manufacturing Co. Ltd.	Leisure Products	1,277,482	5,637,231
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	7,525,000	7,462,564
  |  3

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Merida Industry Co. Ltd.	Leisure Products	1,194,000	$4,361,409
	Nien Made Enterprise Co. Ltd.	Household Durables	341,000	2,023,502
	Quang Viet Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	780,000	2,957,590
	Tripod Technology Corp.	Electronic Equipment, Instruments & Components	1,651,000	5,129,811
				34,766,832
	Thailand 1.0%
	Hana Microelectronics PCL, fgn.	Electronic Equipment, Instruments & Components	6,668,700	4,627,607
	United Kingdom 4.5%
	Coats Group PLC	Textiles, Apparel & Luxury Goods	3,825,799	1,991,462
	Greggs PLC	Hotels, Restaurants & Leisure	269,041	5,350,943
	Man Group PLC	Capital Markets	4,790,871	7,327,560
	Oxford Instruments PLC	Electronic Equipment, Instruments & Components	307,711	4,753,590
[a]	Watches of Switzerland Group PLC	Specialty Retail	1,027,056	2,370,771
				21,794,326
	Total Common Stocks and Other Equity Interests (Cost $488,429,510)			461,080,194

	Preferred Stocks (Cost $1,299,390) 0.4%
	Brazil 0.4%
[d]	Alpargatas SA, 0.238%, pfd.	Textiles, Apparel & Luxury Goods	499,000	2,224,030
	Total Investments before Short Term Investments (Cost $489,728,900)			463,304,224
			Principal Amount
	Short Term Investments 0.8%
	U.S. Government and Agency Securities (Cost $2,900,000) 0.6%
	United States 0.6%
[e]	FHLB, 4/01/20		$2,900,000	2,900,000
  |  4

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series (continued)
		Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 0.2%
	Money Market Funds (Cost $747,353) 0.2%
	United States 0.2%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	747,353	$747,353
	Total Investments (Cost $493,376,253) 96.6%		466,951,577
	Other Assets, less Liabilities 3.4%		16,471,163
	Net Assets 100.0%		$483,422,740

See Abbreviations on page 17.
[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2020.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $9,027,193, representing 1.9% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The security was issued on a discount basis with no stated coupon rate.
[f]See Note 5 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day effective yield at period end.
  |  5

Templeton Institutional Funds
Statement of Investments, March 31, 2020 (unaudited)
Global Equity Series
	Industry	Shares	Value
Common Stocks 91.7%
Canada 2.5%
Barrick Gold Corp.	Metals & Mining	2,700	$49,464
Husky Energy Inc.	Oil, Gas & Consumable Fuels	6,000	15,091
Wheaton Precious Metals Corp.	Metals & Mining	2,500	68,792
			133,347
China 1.5%
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	174,000	52,743
Yum China Holdings Inc.	Hotels, Restaurants & Leisure	600	25,578
			78,321
Denmark 0.4%
A.P. Moeller-Maersk AS, B	Marine	26	23,041
France 6.5%
Cie Generale des Etablissements Michelin SCA	Auto Components	444	38,877
Sanofi	Pharmaceuticals	907	78,502
Total SA	Oil, Gas & Consumable Fuels	4,201	158,246
Veolia Environnement SA	Multi-Utilities	3,516	74,241
			349,866
Germany 9.1%
Bayer AG	Pharmaceuticals	1,161	66,505
Deutsche Lufthansa AG	Airlines	3,312	30,969
Deutsche Telekom AG	Diversified Telecommunication Services	10,706	138,235
E.ON SE	Multi-Utilities	12,001	123,069
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	1,036	67,608
Siemens AG, ADR	Industrial Conglomerates	1,537	64,554
			490,940
Hong Kong 4.3%
AIA Group Ltd.	Insurance	6,200	56,101
CK Asset Holdings Ltd.	Real Estate Management & Development	7,000	38,329
CK Hutchison Holdings Ltd.	Industrial Conglomerates	12,040	81,223
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	3,500	46,139
Swire Pacific Ltd., A	Real Estate Management & Development	1,400	9,020
			230,812
Ireland 0.1%
Bank of Ireland Group PLC	Banks	4,131	7,698
Italy 2.0%
Eni SpA	Oil, Gas & Consumable Fuels	6,767	67,228
Tenaris SA	Energy Equipment & Services	6,987	42,140
			109,368
Japan 15.2%
East Japan Railway Co.	Road & Rail	800	60,819
Isuzu Motors Ltd.	Automobiles	7,100	47,223
Kirin Holdings Co. Ltd.	Beverages	5,800	115,277
Kyocera Corp.	Electronic Equipment, Instruments & Components	1,400	83,418
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	1,700	62,123
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  6

Templeton Institutional Funds
Statement of Investments (unaudited)
Global Equity Series (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Mitsubishi Electric Corp.	Electrical Equipment	5,300	$65,791
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	5,500	95,660
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	2,800	93,103
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	2,300	47,435
	Sumitomo Mitsui Financial Group Inc.	Banks	2,500	60,975
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	2,991	92,001
				823,825
	Luxembourg 0.3%
	SES SA, IDR	Media	2,299	13,557
	Netherlands 1.2%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	800	66,344
	Norway 1.3%
	Yara International ASA	Chemicals	2,182	69,138
	South Korea 2.8%
	Hana Financial Group Inc.	Banks	1,067	20,217
	KB Financial Group Inc.	Banks	1,395	39,534
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,355	92,237
				151,988
	Switzerland 3.4%
	Novartis AG	Pharmaceuticals	507	41,805
	Roche Holding AG	Pharmaceuticals	444	142,779
				184,584
	Taiwan 0.9%
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	1,040	49,702
	Thailand 0.4%
	Bangkok Bank PCL, fgn.	Banks	7,300	22,628
	United Kingdom 8.2%
	BAE Systems PLC	Aerospace & Defense	16,544	106,236
	BP PLC	Oil, Gas & Consumable Fuels	21,771	89,231
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,747	28,381
	Johnson Matthey PLC	Chemicals	871	19,181
	Standard Chartered PLC	Banks	16,435	90,815
	Vodafone Group PLC	Wireless Telecommunication Services	78,613	108,695
				442,539
	United States 31.6%
	Albemarle Corp.	Chemicals	1,000	56,370
	Allergan PLC	Pharmaceuticals	840	148,764
[a]	Berkshire Hathaway Inc., B	Diversified Financial Services	500	91,415
	Citigroup Inc.	Banks	1,920	80,871
	Comcast Corp., A	Media	2,340	80,449
[a]	Crown Holdings Inc.	Containers & Packaging	900	52,236
[a]	Dollar Tree Inc.	Multiline Retail	900	66,123
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1,700	64,549
	Freeport-McMoRan Inc.	Metals & Mining	2,800	18,900
  |  7

Templeton Institutional Funds
Statement of Investments (unaudited)
Global Equity Series (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Gilead Sciences Inc.	Biotechnology	1,110	$82,984
	HCA Healthcare Inc.	Health Care Providers & Services	600	53,910
	Johnson & Johnson	Pharmaceuticals	1,000	131,130
	JPMorgan Chase & Co.	Banks	1,000	90,030
	Kellogg Co.	Food Products	800	47,992
	The Kroger Co.	Food & Staples Retailing	2,900	87,348
[a]	Laboratory Corp. of America Holdings	Health Care Providers & Services	900	113,751
	Medtronic PLC	Health Care Equipment & Supplies	300	27,054
	Oracle Corp.	Software	2,210	106,809
	United Parcel Service Inc., B	Air Freight & Logistics	800	74,736
	UnitedHealth Group Inc.	Health Care Providers & Services	200	49,876
	Verizon Communications Inc.	Diversified Telecommunication Services	2,800	150,444
	Zimmer Biomet Holdings Inc.	Health Care Equipment & Supplies	300	30,324
				1,706,065
	Total Common Stocks (Cost $5,173,702)			4,953,763
	Other Assets, less Liabilities 8.3%			451,155
	Net Assets 100.0%			$5,404,918

See Abbreviations on page 17.
[a]Non-income producing.
  |  8

Templeton Institutional Funds
Statement of Investments, March 31, 2020 (unaudited)
International Equity Series
	Industry	Shares	Value
Common Stocks 95.7%
Canada 3.3%
Barrick Gold Corp.	Metals & Mining	661,800	$12,124,176
Husky Energy Inc.	Oil, Gas & Consumable Fuels	1,217,763	3,062,793
Wheaton Precious Metals Corp.	Metals & Mining	481,081	13,237,845
			28,424,814
China 2.6%
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	41,676,681	12,633,125
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	2,344,776	5,274,699
Yum China Holdings Inc.	Hotels, Restaurants & Leisure	111,900	4,770,297
			22,678,121
Denmark 0.6%
A.P. Moeller-Maersk AS, B	Marine	5,716	5,065,523
France 10.7%
ArcelorMittal SA	Metals & Mining	381,079	3,596,577
BNP Paribas SA	Banks	209,115	6,103,501
Cie Generale des Etablissements Michelin SCA	Auto Components	190,890	16,714,515
Sanofi	Pharmaceuticals	297,729	25,768,829
Total SA	Oil, Gas & Consumable Fuels	769,074	28,969,900
Veolia Environnement SA	Multi-Utilities	546,602	11,541,575
			92,694,897
Germany 14.5%
Bayer AG	Pharmaceuticals	354,102	20,283,985
Covestro AG	Chemicals	272,558	8,269,384
Deutsche Lufthansa AG	Airlines	619,750	5,795,033
Deutsche Telekom AG	Diversified Telecommunication Services	2,248,001	29,026,002
E.ON SE	Multi-Utilities	2,833,770	29,059,990
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	292,709	19,101,665
Siemens AG	Industrial Conglomerates	162,878	13,634,888
			125,170,947
Hong Kong 7.7%
AIA Group Ltd.	Insurance	1,538,000	13,916,622
CK Asset Holdings Ltd.	Real Estate Management & Development	3,236,394	17,721,028
CK Hutchison Holdings Ltd.	Industrial Conglomerates	2,108,294	14,222,721
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	942,500	12,424,590
Swire Pacific Ltd., A	Real Estate Management & Development	1,340,100	8,634,208
			66,919,169
India 0.7%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	272,495	5,905,690
Ireland 0.2%
Bank of Ireland Group PLC	Banks	1,077,529	2,008,043
Italy 2.1%
Eni SpA	Oil, Gas & Consumable Fuels	1,593,157	15,827,644
Tenaris SA	Energy Equipment & Services	361,368	2,179,476
			18,007,120
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan 26.0%
East Japan Railway Co.	Road & Rail	120,400	$9,153,288
Honda Motor Co. Ltd.	Automobiles	388,800	8,785,011
Isuzu Motors Ltd.	Automobiles	1,562,000	10,389,127
KDDI Corp.	Wireless Telecommunication Services	452,300	13,416,124
Kirin Holdings Co. Ltd.	Beverages	1,114,400	22,149,147
Komatsu Ltd.	Machinery	522,000	8,632,452
Kyocera Corp.	Electronic Equipment, Instruments & Components	307,000	18,292,399
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	443,000	16,188,479
Mitsubishi Electric Corp.	Electrical Equipment	1,573,900	19,537,463
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,142,590	19,872,747
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	557,400	18,534,217
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	575,900	11,877,318
Sumitomo Mitsui Financial Group Inc.	Banks	638,200	15,565,564
Suntory Beverage & Food Ltd.	Beverages	225,179	8,553,222
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	784,128	24,119,163
			225,065,721
Luxembourg 0.5%
SES SA, IDR	Media	677,600	3,995,607
Netherlands 2.2%
ING Groep NV	Banks	836,025	4,282,708
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	175,496	14,553,883
			18,836,591
Norway 2.5%
Equinor ASA	Oil, Gas & Consumable Fuels	752,864	9,405,020
Yara International ASA	Chemicals	383,330	12,146,005
			21,551,025
Singapore 0.4%
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	2,057,876	3,668,881
South Korea 4.2%
KB Financial Group Inc.	Banks	397,327	11,260,015
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	635,463	24,888,946
			36,148,961
Switzerland 4.0%
Novartis AG	Pharmaceuticals	177,231	14,613,750
Roche Holding AG	Pharmaceuticals	63,840	20,529,336
			35,143,086
Taiwan 3.0%
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,746,000	11,155,818
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	1,612,492	14,499,134
			25,654,952
Thailand 0.4%
Bangkok Bank PCL, fgn.	Banks	1,272,900	3,945,702
  |  10

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom 10.1%
	BAE Systems PLC	Aerospace & Defense	2,719,615	$17,463,735
	BP PLC	Oil, Gas & Consumable Fuels	4,560,677	18,692,541
	Johnson Matthey PLC	Chemicals	339,457	7,475,399
	Standard Chartered PLC	Banks	3,610,452	19,950,194
	Vodafone Group PLC	Wireless Telecommunication Services	17,255,076	23,857,985
				87,439,854
	Total Common Stocks (Cost $849,721,465)			828,324,704

	Short Term Investments (Cost $15,390,917) 1.8%
	Money Market Funds 1.8%
	United States 1.8%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%		15,390,917	15,390,917
	Total Investments (Cost $865,112,382) 97.5%			843,715,621
	Other Assets, less Liabilities 2.5%			21,589,862
	Net Assets 100.0%			$865,305,483

See Abbreviations on page 17.
[a]See Note 5 regarding investments in affiliated management investment companies.
[b]The rate shown is the annualized seven-day effective yield at period end.
  |  11

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts,
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Foreign Smaller Companies Series
Non-Controlled Affiliates
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$1,722,366	$6,821,407	$(7,796,420)	$ —	$ —	$747,353	747,353	$5,416
International Equity Series
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$47,789,147	$450,281,001	$(482,679,231)	$ —	$ —	$15,390,917	15,390,917	$89,764
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
International Equity Series (continued)
Non-Controlled Affiliates (continued)
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$ —	$17,934,625	$(17,934,625)	$ —	$ —	$ —	—	$4,700
Total Affiliated Securities	$47,789,147	$468,215,626	$(500,613,856)	$ —	$ —	$15,390,917		$94,464
6.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
A summary of inputs used as of March 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Belgium	$—	$7,912,968	$—	$7,912,968
Denmark	—	2,499,474	—	2,499,474
Finland	—	11,885,508	—	11,885,508
France	—	9,546,270	—	9,546,270
Germany	—	32,975,686	—	32,975,686
India	—	1,888,460	—	1,888,460
Italy	—	25,182,226	—	25,182,226
Netherlands	—	27,607,281	—	27,607,281
Spain	—	4,283,922	—	4,283,922
Sweden	—	19,819,405	—	19,819,405
Switzerland	6,778,647	17,591,384	—	24,370,031
Taiwan	—	34,766,832	—	34,766,832
Thailand	—	4,627,607	—	4,627,607
United Kingdom	—	21,794,326	—	21,794,326
All Other Equity Investments	234,144,228	—	—	234,144,228
Short Term Investments	747,353	2,900,000	—	3,647,353
Total Investments in Securities	$241,670,228	$225,281,349	$ —	$466,951,577
Global Equity Series
Assets:
Investments in Securities:[a]
Equity Investments:
Denmark	$—	$23,041	$—	$23,041
France	—	349,866	—	349,866
Germany	64,554	426,386	—	490,940
Ireland	—	7,698	—	7,698
Italy	—	109,368	—	109,368
Norway	—	69,138	—	69,138
Switzerland	—	184,584	—	184,584
Thailand	—	22,628	—	22,628
United Kingdom	—	442,539	—	442,539
All Other Equity Investments	3,253,961	—	—	3,253,961
Total Investments in Securities	$ 3,318,515	$ 1,635,248	$ —	$ 4,953,763
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
6.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
International Equity Series
Assets:
Investments in Securities:[a]
Equity Investments:
Denmark	$—	$5,065,523	$—	$5,065,523
France	—	92,694,897	—	92,694,897
Germany	—	125,170,947	—	125,170,947
India	—	5,905,690	—	5,905,690
Ireland	—	2,008,043	—	2,008,043
Italy	—	18,007,120	—	18,007,120
Netherlands	14,553,883	4,282,708	—	18,836,591
Norway	—	21,551,025	—	21,551,025
Singapore	—	3,668,881	—	3,668,881
Switzerland	—	35,143,086	—	35,143,086
Taiwan	—	25,654,952	—	25,654,952
Thailand	—	3,945,702	—	3,945,702
United Kingdom	—	87,439,854	—	87,439,854
All Other Equity Investments	383,232,393	—	—	383,232,393
Short Term Investments	15,390,917	—	—	15,390,917
Total Investments in Securities	$413,177,193	$430,538,428	$ —	$843,715,621

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks, as well as other equity interests.
7.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
On April 24, 2020, Global Equity Series liquidated.
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
IDR	International Depositary Receipt
REIT	Real Estate Investment Trust

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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